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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 4 of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Fund, for the quarter ended February 28, 2007. These 4 series have a May 31 fiscal year end.

Date of reporting period:	February 28, 2007

Item 1 - Schedule of Investments

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.2%
AIRPORT 9.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,000,000	$2,121,420
Atlanta, GA Arpt. RB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC) ‡	1,000,000	1,071,030
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A, 5.50%, 11/01/2021, (Insd. by FSA) ‡	2,000,000	2,171,660
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2019, (Insd. by AMBAC) ‡	1,000,000	1,066,810
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,897,070

		8,327,990

EDUCATION 6.0%
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No.1, Ser. B, 5.00%, 12/01/2025	2,140,000	2,295,535
Greenwood, SC Sch. Facs., Inc. RRB, Greenwood Sch. Dist. No. 50, 5.00%, 12/01/2021	1,000,000	1,079,410
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj., 5.00%, 06/01/2024, (Insd. by CIFG Svcs., Inc.)	2,000,000	2,156,580

		5,531,525

ELECTRIC REVENUE 13.4%
Long Island Power Auth. of New York Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2018, (Insd. by MBIA)	1,000,000	1,091,990
Missouri Muni. Power Agcy. RB, Plum Point Proj., 5.00%, 01/01/2017	3,000,000	3,275,130
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,038,800
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	4,500,000	5,910,345

		12,316,265

GENERAL OBLIGATION – LOCAL 12.8%
Carrollton, TX Farmers Branch Independent Sch. Dist. Refunding GO, 4.50%, 02/15/2019 #	1,000,000	1,044,840
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,022,690
King Cnty., WA Refunding GO, Ser. A, 5.00%, 01/01/2018, (Insd. by FSA)	2,720,000	2,945,271
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,226,380
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	792,536
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	455,000	558,831
7.50%, 03/01/2016, (Insd. by MBIA)	685,000	879,170
Snohomish Cnty., WA Sch. Dist. GO, 5.00%, 12/01/2018	3,000,000	3,264,180

		11,733,898

GENERAL OBLIGATION – STATE 3.5%
District of Columbia GO, Gallery Place Proj.:
5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,077,920
Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	742,837
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	1,415,000	1,423,759

		3,244,516

HOSPITAL 20.8%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	125,000	125,816
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,014,910
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,968,015
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A:
5.625%, 10/01/2016	2,000,000	2,149,520
5.625%, 10/01/2017	2,000,000	2,148,640
5.75%, 10/01/2018	2,500,000	2,706,200
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	1,000,000	1,080,630
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,507,792
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,229,762
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	347,994
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,670,895
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FSA & FHA)	1,000,000	1,062,370
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,075,210

		19,087,754

1

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 4.7%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	$1,000,000	$1,045,210
California Hsg. Fin. Agcy. MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	673,966
California Hsg. Fin. Agcy. SFHRB, Ser. A-1, Class III, 5.70%, 08/01/2011	115,000	117,061
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	335,000	346,092
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,035,550
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	50,000	50,074
Idaho Hsg. Fin. Assn. SFHRB, Ser. B-2, 6.00%, 07/01/2014	775,000	787,105
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	40,000	40,003
New York Hsg. Fin. Agcy. MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,652
Utah Hsg. Fin. Agcy. SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	140,000	141,443

		4,302,156

INDUSTRIAL DEVELOPMENT REVENUE 0.1%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	65,000	65,210

LEASE 8.2%
Charlotte, NC COP, Convention Facs. Proj., 5.00%, 12/01/2023	2,740,000	2,930,156
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,243,070
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,500,000	1,611,675
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016, (Insd. by AMBAC)	250,000	255,400
Palm Beach Cnty., FL Sch. Board Refunding COP, 5.00%, 08/01/2020, (Insd. by AMBAC)	1,000,000	1,085,840
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%,
07/01/2015, (Insd. by MBIA)	300,000	353,985

		7,480,126

MISCELLANEOUS REVENUE 4.6%
Aleutians East Burough Alaska RB, Aleutian Pribilof Islands, Inc. Proj.:
5.00%, 06/01/2020	1,000,000	1,055,280
5.50%, 06/01/2025	1,000,000	1,091,580
Los Angeles, CA Harbor Dept. RB, 5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,000,000	2,114,854

		4,261,714

PRE-REFUNDED 1.0%
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	45,000	55,534
7.50%, 03/01/2016, (Insd. by MBIA)	65,000	83,373
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	718,598
Texas Muni. Power Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	28,724

		886,229

RESOURCE RECOVERY 0.1%
Islip, NY Resource Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	113,169

SALES TAX 1.4%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2015	1,200,000	1,300,896

SPECIAL TAX 1.3%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	545,000	552,870
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	654,775

		1,207,645

STUDENT LOAN 1.1%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,030,420

TOBACCO REVENUE 1.2%
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	1,000,000	1,087,450

2

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 10.7%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.875%, 06/01/2031	$2,000,000	$2,248,100
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,031,750
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	3,000,000	3,268,110
South Carolina Trans. Infrastructure RB, Ser. A:
5.00%, 10/01/2018, (Insd. by MBIA)	2,000,000	2,186,800
5.00%, 10/01/2021, (Insd. by MBIA)	1,000,000	1,088,120

		9,822,880

UTILITY 1.2%
Main Street Natural Gas, Inc. of Georgia RB, Gas Proj., Ser. A, 5.00%, 03/15/2016	1,000,000	1,079,680

Total Municipal Obligations (cost $88,439,528)		92,879,523

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% ## q ø (cost $1,789,628)	1,789,628	1,789,628

Total Investments (cost $90,229,156) 103.1%		94,669,151
Other Assets and Liabilities (3.1%)		(2,870,898)

Net Assets 100.0%		$91,798,253

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating rate notes issued.
#	When-issued or delayed delivery security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding
$3,044,000	1.30% – 2.44%	$6,424,354

3

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2007:

South Carolina	13.0%
New York	8.8%
Ohio	8.7%
Washington	6.6%
Wisconsin	6.2%
Illinois	5.7%
Florida	5.0%
Texas	4.7%
District of Columbia	4.5%
Missouri	3.5%
Alaska	3.4%
Georgia	3.4%
North Carolina	3.1%
Indiana	2.8%
Maryland	2.3%
Pennsylvania	2.2%
Rhode Island	2.2%
California	2.0%
Minnesota	1.8%
Alabama	1.4%
Oklahoma	1.3%
New Mexico	1.2%
Colorado	1.1%
Kansas	1.1%
Massachusetts	1.1%
Idaho	0.9%
Utah	0.1%
Non-state specific	1.9%
100.0%

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $90,229,156. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,455,274 and $15,279, respectively, with a net unrealized appreciation of $4,439,995.

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 102.5%
AIRPORT 5.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,495,000	$2,646,471
Atlanta, GA Arpt. RB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC) ‡	11,790,000	12,627,444
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A:
5.50%, 11/01/2020, (Insd. by MBIA) ‡	12,000,000	13,029,960
5.50%, 11/01/2021, (Insd. by FSA) ‡	5,680,000	6,167,514
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F:
5.00%, 01/01/2019, (Insd. by AMBAC) ‡	1,550,000	1,653,556
5.00%, 01/01/2020, (Insd. by AMBAC) ‡	8,460,000	8,998,225

		45,123,170

COMMUNITY DEVELOPMENT DISTRICT 3.0%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	4,239,800
6.00%, 07/01/2030	7,930,000	8,454,490
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,368,331
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,542,253
5.10%, 09/01/2018	2,500,000	2,575,175
5.125%, 09/01/2019	2,975,000	3,059,550
5.15%, 09/01/2020	2,105,000	2,162,803

		26,402,402

CONTINUING CARE RETIREMENT COMMUNITY 7.3%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	767,255
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park CCRC, Inc. Proj., 6.00%, 11/15/2026	7,000,000	7,527,240
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	5,097,300
Health Fin. Dev. Corp. of Central Texas, Retirement Facs. RB:
Ser. A, 5.625%, 11/01/2026	5,500,000	5,712,410
Vlg. at Gleannloch Farms, Ser. A:
5.50%, 02/15/2027	1,150,000	1,191,009
5.50%, 02/15/2037	1,850,000	1,904,297
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B:
4.75%, 01/01/2013	500,000	500,230
5.00%, 01/01/2017	2,335,000	2,342,986
North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge., United Methodist Retirement Homes, Ser. C:
5.125%, 10/01/2019	1,300,000	1,343,277
5.25%, 10/01/2024	3,250,000	3,360,857
St. Johns Cnty., FL IDA Hlth. Care RRB, Vicars Landing Proj., 5.00%, 02/15/2017	1,765,000	1,853,727
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,871,340
6.00%, 11/15/2036	6,500,000	6,993,740
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	3,700,480
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	7,500,000	7,777,050
5.625%, 01/01/2038	4,100,000	4,223,041
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,108,905

		65,275,144

EDUCATION 5.5%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,405,695
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.00%, 12/01/2023	9,105,000	9,720,225
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,458,129
Gainesville, GA Redev. Auth. Edl. Facs. RRB, Riverside Military Academy Proj., 5.125%, 03/01/2037	1,500,000	1,552,845
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,223,390

1

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj., 5.00%, 06/01/2024, (Insd. by CIFG Svcs., Inc.)	$3,020,000	$3,256,436
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	2,163,914
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa:
5.25%, 10/01/2021	4,055,000	4,401,500
5.25%, 10/01/2026	1,135,000	1,229,182
University of New Mexico RB, Hosp. Mtge., 5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	4,091,792
University of Texas RRB, Ser. D, 5.00%, 08/15/2021	15,000,000	16,325,400
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,038,880

		48,867,388

ELECTRIC REVENUE 3.9%
Long Island Power Auth. of New York Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2018, (Insd. by MBIA)	9,000,000	9,827,910
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	13,301,700
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	581,235
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	1,192,545
Ser. B:
5.00%, 01/01/2012	5,620,000	5,733,355
5.00%, 01/01/2013	2,855,000	2,928,916
5.00%, 01/01/2014	1,100,000	1,131,361

		34,697,022

GENERAL OBLIGATION – LOCAL 6.3%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,364,360
Carrollton, TX Farmers Branch Independent Sch. Dist. Refunding GO, 4.25%, 02/15/2019 #	10,535,000	11,007,390
El Paso Cnty., CO Sch. Dist. No. 11 GO:
6.50%, 12/01/2012	2,310,000	2,643,818
7.10%, 12/01/2013	2,000,000	2,397,880
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,747,250
Los Angeles, CA Univ. Sch. Dist. RRB, Ser. A-1, 5.50%, 07/01/2018, (Insd. by FGIC)	2,000,000	2,312,800
New York, NY GO, Ser. G:
5.00%, 08/01/2020	10,000,000	10,751,900
5.00%, 12/01/2021	10,000,000	10,653,900
5.00%, 12/01/2022	5,000,000	5,320,100
New York, NY Refunding GO, Ser. D, 5.00%, 02/01/2017	5,000,000	5,431,750
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	460,000	564,972

		56,196,120

GENERAL OBLIGATION – STATE 2.4%
California GO, 5.00%, 12/01/2021	10,000,000	10,817,600
District of Columbia GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,794,737
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	4,850,000	4,880,021
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,313,837
Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,024,790
Washington GO, Ser. A, 6.75%, 02/01/2015	1,000,000	1,146,630

		20,977,615

HOSPITAL 14.4%
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.10%, 12/01/2011, (Insd. by ACA)	1,220,000	1,222,550
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	2,141,400
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,949,590
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,508,240

2

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Colorado Hlth. Facs. Auth. RRB, Adventist Hlth. Sunbelt, Ser. D:
5.25%, 11/15/2027	$12,000,000	$12,906,480
5.25%, 11/15/2035	7,000,000	7,477,190
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,216,763
Illinois Hlth. Facs. Auth. RB, Edward Hosp.:
5.50%, 02/15/2013, (Insd. by FSA) ‡	2,685,000	2,876,084
5.50%, 02/15/2014, (Insd. by FSA) ‡	2,830,000	3,029,600
5.50%, 02/15/2015, (Insd. by FSA) ‡	1,735,000	1,845,253
5.50%, 02/15/2016, (Insd. by FSA) ‡	3,150,000	3,361,617
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RB:
5.00%, 02/15/2020, (Gtd. by Merrill Lynch & Co., Inc.) ‡	3,000,000	3,157,080
5.00%, 02/15/2021, (Gtd. by Merrill Lynch & Co., Inc.) ‡	2,500,000	2,630,900
5.00%, 02/15/2022, (Gtd. by Merrill Lynch & Co., Inc.) ‡	8,750,000	9,201,500
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,610,000
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	5,000,000	5,412,400
Louisiana Pub. Facs. Auth. RRB, Pennington Med. Foundation Proj., 5.00%, 07/01/2026	2,000,000	2,109,820
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,449,927
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,119,646
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,095,240
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,841,930
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,520,239
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,376,969
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	3,041,150
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%, 11/15/2018	2,000,000	2,160,500
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,957,128
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	825,000	971,644
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,433,441
6.00%, 11/15/2035	5,000,000	5,550,150
Ward Cnty., ND Hlth. Care Facs. RB, Trinity Obligated Group, 5.125%, 07/01/2029	3,200,000	3,353,472
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	824,858
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,376,050
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	4,253,267

		127,982,078

HOUSING 6.6%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	2,800,000	2,926,588
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 ¤	30,000	25,504
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)	65,000	66,624
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,670,000	2,984,125
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	600,000	606,552
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	1,525,000	1,539,899
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,577,945
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,127,800
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	749,391
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 4.50%, 05/01/2040, (Insd. by FHLMC, FNMA & GNMA)	3,000,000	3,166,290
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	825,000	858,553
Illinois Fin. Auth. MHRB, Covered Bridges Apts. Proj., 4.875%, 06/01/2039, (Insd. by FNMA)	3,000,000	3,083,430
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,415,000	1,447,786
Maine HFA Mtge. Purchase RB, Ser. D-2, 5.80%, 11/15/2016	1,770,000	1,783,293
Maryland Cmnty. Dev. Admin. RB, Dept. of Hsg. & Cmnty. Dev., Ser. P:
4.20%, 09/01/2015	1,700,000	1,702,771
4.30%, 09/01/2017	1,990,000	1,998,855
4.45%, 09/01/2021	2,500,000	2,511,800

3

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	$85,000	$85,703
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	2,800,000	2,807,672
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	790,000	800,483
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,500
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	55,000	55,520
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	265,000	267,769
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,209,557
South Carolina Hsg. Fin. & Dev. Auth. RB, Ser. A-2, 6.35%, 07/01/2019, (Insd. by FSA)	1,050,000	1,090,268
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	970,000	1,010,129
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,215,000	1,215,656
5.00%, 07/01/2034	3,790,000	3,848,897
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	75,000	78,257
Virginia HDA RB, Rental Hsg., Ser. D:
4.375%, 07/01/2018	3,025,000	3,048,050
4.50%, 07/01/2023	5,525,000	5,560,802
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	575,000	578,761

		58,835,230

INDUSTRIAL DEVELOPMENT REVENUE 7.8%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	3,126,510
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,050,327
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,612,875
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	4,050,000	4,333,297
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,067,130
5.50%, 01/01/2015	5,000,000	5,050,700
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	5,071,700
Gulf Coast, TX IDRB, Cinergy Solutions Proj., FRN, 4.16%, 05/01/2039, (Gtd. by Cinergy Corp.)	15,000,000	15,000,000
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,616,500
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A, 4.35%, 03/01/2031	4,000,000	4,000,000
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,077,010
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,145,840

		69,151,889

LEASE 2.3%
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,666,927
5.00%, 12/01/2022	2,610,000	2,795,101
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	2,250,000	2,415,240
Newberry Cnty., SC Sch. Dist. RB, Investing in Children’s Ed. Proj., 5.25%, 12/01/2025	2,000,000	2,137,320
Palm Beach Cnty., FL Sch. Board Refunding COP, 5.00%, 08/01/2020, (Insd. by AMBAC)	9,000,000	9,772,560
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	520,000	534,539

		20,321,687

MISCELLANEOUS REVENUE 7.6%
Franklin, WI Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.95%, 04/01/2016	10,000,000	10,367,900
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA) ‡	3,855,000	4,076,387
5.00%, 08/01/2025, (Insd. by MBIA) ‡	4,050,000	4,282,585
5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,260,000	2,389,788
Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	2,500,000	2,655,875
MuniMae Tax-Exempt Bond Subsidiary, LLC RB, Ser. B-3, 5.30%, 11/04/2049 144A	2,000,000	2,097,820

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New York Urban Dev. Corp. RB, Sub-Lien, 5.50%, 07/01/2016	$10,000,000	$10,200,000
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Ltd. Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	2,750,000	2,801,315
Tennessee Energy Acquisition Corp. Gas RB, Ser. C:
5.00%, 02/01/2018	5,000,000	5,438,900
5.00%, 02/01/2020	5,000,000	5,468,900
5.00%, 02/01/2022	5,000,000	5,498,500
Texas Muni. Gas Acquisition & Supply Corp. RB, Sr. Lien, Ser. A, 5.00%, 12/15/2016	11,500,000	12,483,135

		67,761,105

PRE-REFUNDED 5.7%
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,568,187
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2028	6,815,000	7,426,169
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,115,243
6.25%, 08/15/2022	5,000,000	5,633,350
6.375%, 08/15/2027	3,000,000	3,398,430
6.50%, 08/15/2032	5,000,000	5,694,700
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	11,933,036
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	40,000	49,364
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%, 08/01/2030	6,675,000	7,903,200
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	953,101

		50,674,780

PUBLIC FACILITIES 0.8%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,170,480
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	5,000,000	5,108,050

		7,278,530

RESOURCE RECOVERY 0.4%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	3,988,360
SALES TAX 4.2%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2017	11,565,000	12,501,187
5.25%, 01/01/2020	6,000,000	6,463,320
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	5,155,000	5,584,411
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	12,526,680

		37,075,598

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,022,900
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,184,480

		4,207,380

SPECIAL TAX 3.4%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	525,000	532,581
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	250,675
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	3,785,000	3,840,488
Ser. B, 5.45%, 03/01/2036	2,665,000	2,698,526
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	10,000,000	10,857,700
Washington, DC Convention Ctr. Auth. Dedicated Tax RRB, Sr Lien, Ser. A, 5.00%, 10/01/2018	11,090,000	12,051,503

		30,231,473

STUDENT LOAN 0.4%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,480,663
Missouri Higher Ed. Student Loan RB, Sub-Ser. F, 6.75%, 02/15/2009	1,000,000	1,002,550
NEBHELP, Inc. Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	690,000	721,574

		3,204,787

5

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 1.2%
Tobacco Settlement Fin. Corp. of New York, RB, Ser. C-1, 5.50%, 06/01/2021	$10,000,000	$10,874,500

TRANSPORTATION 7.8%
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,404,378
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,561,550
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,640,650
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,433,083
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	22,215,000	24,200,355
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2022	10,535,000	11,388,440
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,908,828
South Carolina Trans. Infrastructure RB, Ser. A:
5.00%, 10/01/2019	5,000,000	5,454,400
5.00%, 10/01/2021	6,160,000	6,702,819

		69,694,503

UTILITY 2.8%
Main Street Natural Gas, Inc. of Georgia RB, Gas Proj.:
Ser. A:
5.00%, 03/15/2016	6,500,000	7,017,920
5.00%, 03/15/2017	11,105,000	12,041,040
Ser. B, 5.00%, 03/15/2016	5,000,000	5,398,400

		24,457,360

WATER & SEWER 3.1%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,000,750
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,150,538
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,021,990
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,249,320
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2028	2,185,000	2,360,171
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	458,937
Ser. E, 6.875%, 06/15/2010	410,000	413,588

		27,655,294

Total Municipal Obligations (cost $877,286,297)		910,933,415

	Shares	Value

SHORT-TERM INVESTMENTS 3.1%
MUTUAL FUND SHARES 3.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø ## (cost $27,433,569)	27,433,569	27,433,569

Total Investments (cost $904,719,866) 105.6%		938,366,984
Other Assets and Liabilities (5.6%)		(49,796,064)

Net Assets 100.0%		$888,570,920

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

6

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of February 28, 2007:

New York	14.2%
Texas	11.6%
South Carolina	6.6%
Georgia	5.3%
Indiana	4.8%
Colorado	4.2%
Florida	4.0%
Alabama	3.3%
Virginia	3.2%
Illinois	3.1%
Washington	2.6%
Michigan	2.5%
Tennessee	2.3%
Alaska	2.2%
Kansas	1.9%
Maryland	1.7%
North Carolina	1.7%
Wisconsin	1.6%
District of Columbia	1.5%
Massachusetts	1.5%
Arizona	1.4%
California	1.4%
Connecticut	1.4%
Minnesota	1.4%
Oklahoma	1.4%
Oregon	1.2%
Nevada	1.1%
Ohio	1.1%
Rhode Island	1.1%
Pennsylvania	1.0%
New Hampshire	0.7%
Delaware	0.4%
New Mexico	0.4%
North Dakota	0.4%
Vermont	0.4%
Iowa	0.3%
Louisiana	0.2%
Maine	0.2%
Mississippi	0.2%
Missouri	0.2%
West Virginia	0.2%
Idaho	0.1%
Nebraska	0.1%
Wyoming	0.1%
Non-state specific	3.8%

100.0%

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$37,376,000	1.30% – 2.47%	$79,327,493

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $904,719,866. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,111,785 and $464,667, respectively, with a net unrealized appreciation of $33,647,118.

7

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.8%
AIRPORT 6.4%
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by FGIC)	$2,000,000	$2,175,680
Dayton, OH, James M. Cox Dayton Intl. Arpt. RRB, Ser. B, 5.00%, 12/01/2012	2,025,000	2,152,737
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,039,840
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,188,080
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%, 09/01/2009	3,000,000	3,052,260
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,328,243
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,482,220
Susquehanna, PA Area Regl. Arpt. Auth. RB, Ser. C-1, VRDN, 3.90%, 01/01/2010	5,800,000	5,800,000

		21,219,060

COMMUNITY DEVELOPMENT DISTRICT 3.7%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,260,160
5.20%, 07/01/2013	1,300,000	1,343,706
5.30%, 07/01/2014	1,470,000	1,533,401
5.40%, 07/01/2015	1,050,000	1,104,610
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,317,000	1,350,320
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010	1,595,000	1,604,937
4.70%, 09/01/2012	1,755,000	1,772,287
5.00%, 09/01/2013	2,215,000	2,284,440

		12,253,861

CONTINUING CARE RETIREMENT COMMUNITY 7.6%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	670,000	691,574
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	4,500,000	4,514,130
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A:
5.25%, 11/01/2013	1,100,000	1,121,736
5.25%, 11/01/2014	1,195,000	1,217,801
5.25%, 11/01/2015	650,000	661,876
5.25%, 11/01/2016	500,000	510,115
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 4.75%, 01/01/2013	10,000,000	10,004,600
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj., 5.50%, 10/01/2007	1,075,000	1,080,310
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Housing Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,037,690
5.75%, 11/15/2013	1,165,000	1,224,310
Washington Hsg. Fin. Nonprofit Cmnty., RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	3,008,430

		25,072,572

EDUCATION 3.0%
New Jersey EDA RB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2015	4,000,000	4,402,160
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	4,260,000	4,477,643
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,079,280

		9,959,083

ELECTRIC REVENUE 2.0%
Sikeston, MO Elec. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,687,099

GENERAL OBLIGATION – LOCAL 6.0%
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	4,500,000	4,896,855
Ser. M, 5.00%, 04/01/2016	4,000,000	4,341,680
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,654,965
Shelby Cnty., TN Refunding GO, Ser. A, 5.00%, 03/01/2014	5,000,000	5,062,250

		19,955,750

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 5.9%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	$2,870,000	$3,055,287
New Jersey Refunding GO, Ser. H, 5.25%, 07/01/2012	5,000,000	5,379,800
Ohio Common Schs. GO, Ser. A, 5.00%, 06/15/2013	5,625,000	6,038,663
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,192,500

		19,666,250

HOSPITAL 14.1%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	526,890
5.00%, 01/01/2015	500,000	528,515
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,536,498
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%, 07/01/2026	2,985,000	3,035,536
California Statewide CDA RB, Dekaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,000,180
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,013,810
5.00%, 06/01/2009	1,035,000	1,059,612
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,165,950
Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	755,610
5.75%, 09/01/2008	500,000	512,315
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,564,890
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,230,687
5.25%, 06/01/2016	1,000,000	1,070,280
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008	2,710,000	2,759,268
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%, 11/15/2029	4,000,000	4,111,120
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Sunbelt, Inc. Proj., Ser. B, 5.00%, 11/15/2012	1,000,000	1,052,140
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,048,923
4.75%, 06/01/2009	1,085,000	1,104,053
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	345,000	354,660
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,061,150
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	200,000	201,470
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian Group, Inc.)	635,000	645,376
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,265,812
5.25%, 02/15/2010	1,900,000	1,943,225
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	3,970,000	4,224,993
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,699,587
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	587,749
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	829,274
5.00%, 01/01/2009	965,000	977,120

		46,866,693

HOUSING 7.2%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,975,000	3,116,878
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	870,000	893,151
Hawaii SFHRB, Hsg. & Cmnty. Dev. Corp., Ser. A, 5.00%, 07/01/2036, (Insd. by FNMA)	2,815,000	2,882,729
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,245,000	1,247,839

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	$345,000	$347,622
Ser. C-2, 5.40%, 04/01/2031	415,000	417,444
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	2,045,000	2,126,882
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	545,000	549,044
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	150,000	153,943
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	450,000	461,313
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	40,000	40,977
Ser. J, 4.70%, 07/01/2030	1,405,000	1,406,292
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	1,340,000	1,374,961
Pittsburgh, PA Urban Redev. Auth. MHRB, Lou Mason, Jr. Replacement Proj., 5.00%, 12/01/2010	2,600,000	2,601,612
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	5,045,000	5,177,734
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	975,000	990,366

		23,788,787

INDUSTRIAL DEVELOPMENT REVENUE 12.3%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	1,000,000	1,005,010
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., 4.45%, 01/01/2032	4,325,000	4,368,466
Chatom, AL Indl. Env. Board PCRRB, SAVRS, 3.70%, 12/01/2024	2,200,000	2,200,000
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,451,840
Gulf Coast, TX IDRB, Cinergy Solutions Proj., VRDN, 4.18%, 05/01/2039, (Gtd. by Cinergy Corp.)	3,000,000	3,000,000
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC. Proj.:
5.50%, 11/01/2007	1,500,000	1,501,845
5.75%, 11/01/2009	1,945,000	1,962,719
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,280,413
Jefferson Parish, LA IDRB, Sara Lee Corp Proj., VRDN, 4.08%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., VRDN, Ser. A, 4.35%, 03/01/2031	3,000,000	3,000,000
Louisa, VA IDRB, Virginia Elec. & Power Co. Proj., 5.25%, 12/01/2008	1,000,000	1,011,060
Mississippi Business Fin. Corp. PCRB, Gulf Power Co. Proj., VRDN, 3.70%, 02/01/2026	2,018,000	2,018,000
Morehouse Parish, LA PCRRB, Intl. Paper Co. Proj., Ser. A, 5.25%, 11/15/2013	5,000,000	5,295,050
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	3,041,250
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,199,200

		40,734,853

LEASE 1.6%
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%, 10/15/2020	5,000,000	5,272,150

MISCELLANEOUS REVENUE 1.5%
Texas Gas Acquisition & Supply Corp. I, RB, Ser. 1453-R, VRDN, 3.72%, (SPA: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000

POWER 0.8%
Oregon Western Generation Agcy., RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,480,864
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	260,345
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 2, Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	1,000,000	1,024,650

		2,765,859

PRE-REFUNDED 5.5%
Broward Cnty., FL Expressway Auth. RB, 9.875%, 07/01/2009	870,000	940,914
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%, 07/01/2026	265,000	273,859
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	430,000	452,812
Florida Board of Ed., GO, Ser. C, 7.10%, 06/01/2007	2,000,000	2,005,980
Harris Cnty., TX Permanent Impt. RRB, Ser. B, 5.25%, 10/01/2017	5,230,000	5,700,177
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,173,060
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	3,430,000	3,566,788
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	525,000	544,047
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	2,410,000	2,515,389

		18,173,026

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 4.3%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd. by Waste Mgmt., Inc.)	$2,000,000	$1,994,180
Hempstead, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,188,160
Indiana Fin. IDRB, Republic Svcs., Inc. Proj., VRDN, 4.00%, 11/01/2035	5,000,000	5,000,000

		14,182,340

SALES TAX 1.6%
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	5,000,000	5,160,600

SOLID WASTE 1.1%
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,668,245

SPECIAL TAX 1.7%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	2,080,000	2,160,059
Tri-Cnty. Metro. Trans. Dist. of Oregon, Payroll Tax and Grant Receipt, 4.00%, 05/01/2014	3,500,000	3,517,955

		5,678,014

STUDENT LOAN 3.5%
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,031,521
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,628,150
Pennsylvania Higher Ed. Assistance Agcy. RB, Ser. W-2, VRDN, 3.70%, 06/01/2038	5,000,000	5,000,000

		11,659,671

TRANSPORTATION 4.4%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,367,813
Metropolitan Transit Auth. New York RB, Ser. 1661, VRDN, 3.80%, 11/15/2014, (Liq.: JPMorgan Chase & Co.)	7,250,000	7,250,000

		14,617,813

UTILITY 3.6%
Main Street Natural Gas, Inc. RB, Georgia Gas Proj, Ser. A, 5.00%, 03/15/2014	3,000,000	3,205,380
Roseville, CA RB, Natural Gas Financing Auth. RB:
5.00%, 02/15/2014	2,000,000	2,145,620
5.00%, 02/15/2015	1,000,000	1,079,500
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.00%, 09/01/2014	5,000,000	5,364,100

		11,794,600

WATER & SEWER 1.0%
Honolulu, HI Waste Water Sys. RB, First Bond Resolution Proj., Ser. A, 5.00%, 07/01/2017, (Insd. by MBIA)	3,025,000	3,308,049

Total Municipal Obligations (cost $325,968,435)		327,484,375

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $2,519,050)	2,519,050	2,519,050

Total Investments (cost $328,487,485) 99.5%		330,003,425
Other Assets and Liabilities 0.5%		1,527,698

Net Assets 100.0%		$331,531,123

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2007.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of February 28, 2007:

New York	10.5%
Texas	8.9%
Florida	7.6%
Pennsylvania	7.5%
California	5.3%
Maryland	4.6%
Tennessee	4.1%
Georgia	3.7%
Missouri	3.6%
New Jersey	3.3%
Michigan	2.9%
Ohio	2.8%
Alabama	2.7%
Louisiana	2.3%
Colorado	2.3%
Indiana	2.2%
Washington	2.1%
Oregon	2.0%
Nevada	1.9%
Hawaii	1.9%
Wisconsin	1.8%
Virginia	1.8%
Illinois	1.8%
Arizona	1.6%
South Dakota	1.6%
Kansas	1.6%
North Carolina	1.3%
South Carolina	1.0%
District of Columbia	0.9%
Massachusetts	0.8%
Montana	0.7%
Mississippi	0.6%
New Mexico	0.6%
Maine	0.4%
Oklahoma	0.2%
North Dakota	0.2%
Puerto Rico	0.2%
Non-state specific	0.7%

100.0%

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $328,487,485. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,366,842 and $850,902, respectively, with a net unrealized appreciation of $1,515,940.

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
AIRPORT 14.9%
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	$1,730,000	$1,782,592
Chicago, IL Midway Arpt. RB, Ser. A, 5.30%, 01/01/2008	1,000,000	1,011,100
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A:
5.50%, 01/01/2016	9,260,000	9,456,127
5.60%, 01/01/2010	2,000,000	2,022,920
5.625%, 01/01/2012	3,000,000	3,034,440
5.625%, 01/01/2013	1,000,000	1,011,480
5.625%, 01/01/2015	5,300,000	5,360,844
Dade Cnty., FL Aviation RB, Ser. A:
5.75%, 10/01/2015	2,000,000	2,043,080
5.75%, 10/01/2018	100,000	102,137
5.75%, 10/01/2026	440,000	449,403
Dallas Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.00%, 11/01/2035	1,515,000	1,530,892
Ser. B, 5.00%, 11/01/2035	250,000	254,110
Denver, CO City & Cnty. Arpt. RRB, Ser. A, 5.00%, 11/15/2031	895,000	905,480
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Continental Airlines, Inc., Ser. E, 5.875%, 07/01/2012	1,000,000	1,060,620
Ser. A, 6.00%, 07/01/2014	5,030,000	5,211,533
Ser. B, 5.25%, 07/01/2014	350,000	359,282
Sub Lien:
Ser. A, 6.00%, 07/01/2012	3,960,000	4,103,985
Ser. B, 5.25%, 07/01/2015	1,250,000	1,283,150
Kenton Cnty., KY Arpt. Board RB, 6.30%, 03/01/2015	1,500,000	1,533,045
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	783,847
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,538,934
5.25%, 09/01/2012	1,535,000	1,596,124
5.25%, 09/01/2013	1,610,000	1,674,497
5.75%, 09/01/2016	4,325,000	4,419,328
Ser. A:
5.50%, 09/01/2007, (Insd. by MBIA)	100,000	100,963
5.875%, 09/01/2023	5,615,000	5,738,137
6.00%, 09/01/2021	2,700,000	2,844,828
Pensacola, FL Arpt. RB, Ser. B, 5.40%, 10/01/2007	140,000	141,317
Phoenix, AZ Civic Impt. Corp. Arpt. RB, AMT:
5.50%, 07/01/2010, (Insd. by FGIC)	450,000	452,421
5.625%, 07/01/2013, (Insd. by FGIC)	750,000	754,350
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,970,925
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,781,383
Wayne Charter Cnty., MI Arpt. RB, Ser. A, 5.00%, 12/01/2022	3,015,000	3,085,883

		76,399,157

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	120,000	120,768
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	865,000	1,023,338
California CDA COP, SAVRS, Eskaton Properties, Inc., 4.15%, 05/15/2029	100,000	100,000
Clarksville, IN RB, SAVRS, Retirement Hsg. Foundation, 4.10%, 12/01/2025	4,150,000	4,150,000
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. 1996A, 7.75%, 06/01/2013	500,000	500,935
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%, 02/15/2025	385,000	385,605
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.17%, 12/01/2028	950,000	950,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,028
Michigan Hosp. Fin. Auth. RRB, Presbyterian Village, 3.75%, 11/15/2007	300,000	298,722

1

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
New York Dorm. Auth. Mtge. RB, Shorefront Jewish Geriatric Ctr., Inc., 4.00%, 02/01/2012	$155,000	$154,809
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,940
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,180,000	2,418,078
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 •  + ¤	1,000,000	460,000

		11,073,223

EDUCATION 3.8%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	150,000	150,449
California Edl. Facs. Auth. RB:
College & Univ. Proj., 5.50%, 03/01/2011	500,000	510,725
College of Osteopathic Medicine, 5.75%, 06/01/2018	1,680,000	1,688,854
California Pub. Works RB, California State Univ.:
Proj. A, 5.25%, 12/01/2013	100,000	100,112
Ser. C, 5.25%, 10/01/2013	100,000	102,805
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007, (Insd. by BIG)	25,000	25,325
District of Columbia American Med. Colleges RRB, Ser. A, 5.375%, 02/15/2017	4,200,000	4,312,938
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023	445,000	449,374
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	1,360,000	1,385,486
Illinois Edl. Facs. Auth. RB, Student Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 05/01/2034	1,760,000	1,767,251
Kane Cnty., IL Sch. Dist. No. 129 Aurora West Side GO, 5.50%, 02/01/2011	300,000	304,830
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤	22,055,000	5,833,107
Massachusetts Edl. Fin. Auth. RB:
4.875%, 01/01/2011	405,000	410,415
Ser. E, 4.50%, 01/01/2009	920,000	921,076
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,551
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	205,000	217,665
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus Foundation, 5.875%,06/01/2022	360,000	365,522
University of Washington RB, Univ. Revenue Dept., Intercollegiate Athletics, 5.00%, 06/01/2012	250,000	250,790
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd. by FSA)	500,000	501,340

		19,300,615

ELECTRIC REVENUE 0.2%
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	509,535
Utah Intermountain Power Agcy. RB, Ser. B, 5.75%, 07/01/2019	170,000	174,478
York Cnty., NE Rural Pub. Power Dist. Elec. Sys. RRB, 4.75%, 01/01/2010	285,000	285,245

		969,258

GENERAL OBLIGATION – LOCAL 6.1%
Amarillo, TX Waterworks & Sewer Sys. RRB, 5.00%, 04/01/2009	490,000	490,054
Ames, IA GO, Ser. A, 4.20%, 06/01/2007	100,000	100,043
Anchorage, AK GO, Ser. B, 5.125%, 10/01/2007	225,000	225,268
Bartlett, IL Park Dist. GO, 4.375%, 12/15/2010	275,000	275,140
Belchertown, MA GO, 5.00%, 02/15/2012	560,000	566,714
Charlotte, NC Refunding GO, 5.25%, 02/01/2016	5,755,000	5,946,987
Detroit, MI Refunding GO, Ser. B, 5.375%, 04/01/2012	2,000,000	2,022,720
District of Columbia GO, Ser. 2005A, 5.25%, 06/01/2027, (Insd. by MBIA)	2,240,000	2,296,874
Fort Bend, TX Refunding GO, Independent Sch. Dist., 5.375%, 02/15/2024	7,000,000	7,198,590
Grapevine, TX GO, 5.25%, 02/15/2014	2,860,000	2,863,489
Harris Cnty., TX Muni. Util. Dist. Waterworks & Sewer Sys. GO, 5.00%, 03/01/2017	185,000	185,899
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,135
Itasca, IL GO, 4.30%, 12/15/2012	150,000	150,066
Kingsbridge, TX Muni. Util. Dist. Refunding GO:
5.30%, 03/01/2008	1,000,000	1,001,270
5.35%, 03/01/2009	1,120,000	1,120,157
Leander, TX Independent Sch. Dist. RRB, 0.00%, 08/15/2024 ¤	200,000	76,310
Mentor, OH GO, 7.15%, 12/01/2011	270,000	272,333

2

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New York, NY GO:
Ser. A1, 5.75%, 08/01/2014	$75,000	$75,119
Ser. B:
5.60%, 08/15/2007	465,000	468,074
5.625%, 08/15/2009	1,015,000	1,021,729
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	25,000	25,585
Ser. I, 6.00%, 04/15/2012, (Insd. by FSA)	850,000	860,888
New York, NY Refunding GO, Ser. D, 5.875%, 11/01/2011	495,000	503,232
North Pennsylvania Sch. Dist. GO, 5.25%, 09/01/2007	770,000	770,909
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%,10/01/2011	150,000	150,201
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	250,192
Ser. A:
4.85%, 09/01/2010	605,000	611,165
5.00%, 09/01/2012	250,000	252,790
5.125%, 09/01/2018	100,000	101,104
Reno, NV Refunding GO, Ser. B, 4.90%, 05/01/2008	300,000	300,615
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,081
Santa Clara Cnty., CA Refunding GO, East Side High Sch. Dist., 4.20%, 09/01/2009	175,000	175,605
Western Brown, OH Local Sch. GO, 5.00%, 12/01/2020	270,000	277,776
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,492

		31,182,606

GENERAL OBLIGATION – STATE 3.2%
California GO, 6.25%, 10/01/2019	15,000	15,034
Connecticut GO, 5.65%, 03/15/2012	270,000	270,440
District of Columbia GO, 5.75%, 06/01/2007	405,000	405,705
Guam Govt. GO, Ser. A, 5.20%, 11/15/2008, (Insd. by MBIA & Radian)	300,000	300,375
Illinois GO:
5.125%, 12/01/2013	3,325,000	3,359,414
5.50%, 07/01/2011	145,000	145,860
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,006,440
Texas GO, Water Dev.:
Ser. A, B & C, 5.50%, 08/01/2016	250,000	251,835
Ser. D, 5.00%, 08/01/2019	5,910,000	5,939,314
Washington Refunding GO, Ser. R-98A:
5.00%, 07/01/2012	2,490,000	2,500,159
5.00%, 07/01/2014	1,250,000	1,255,100
5.00%, 07/01/2015	475,000	476,938
Wisconsin Refunding GO, Veteran Hsg., Ser. 2, 6.10%, 05/01/2014	450,000	450,760

		16,377,374

HOSPITAL 14.1%
Abilene, TX Hlth. Facs. Dev. Corp. Hosp. RRB, Hendrick Med. Ctr., 6.00%, 09/01/2013	500,000	505,155
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth. Sys., 9.25%, 11/15/2030	2,000,000	2,368,120
Butler Cnty., PA Hosp. Auth. RRB, Butler Mem. Hosp., Ser. A, 5.25%, 07/01/2012	125,000	125,140
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	105,000	105,240
Colorado Hlth. Facs. Auth. RB, Sisters of Charity Hlth. Care Sys., 5.25%, 05/15/2014	95,000	95,106
Connecticut Hlth. & Edl. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,416
New Britain Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	279,604
Stamford Hosp., Ser. F, 5.40%, 07/01/2009	1,500,000	1,532,100
Dade Cnty., FL Hlth. Facs. Hosp. RB, Miami Baptist Hosp. Proj., 5.25%, 05/15/2013	4,550,000	4,555,141
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	890,977
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,368
Harris Cnty, TX Hlth. Facs. RRB, Mem. Hermann Hosp. Sys. Proj., 5.25%, 06/01/2027	4,490,000	4,598,389
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	965,637

3

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB:
Cmnty. Hosp. Proj., 5.70%, 05/15/2022	$315,000	$321,306
King’s Daughters’ Hosp., 5.35%, 02/15/2009	310,000	318,258
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard’s Hosp., Inc., 5.90%,
07/01/2016, (Insd. by AMBAC)	1,950,000	1,992,198
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	408,301
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,553,900
5.75%, 11/15/2011	750,000	766,163
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	85,000	85,390
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,430,000	1,433,646
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A, 5.10%, 07/01/2010	2,510,000	2,546,295
Minneapolis & St. Paul, MN Hsg. & Redev. Auth. RRB, Hlth. Care, Ser. A, 4.75%, 11/15/2018	2,245,000	2,246,549
Mississippi Hosp. Equip. & Facs. RB, Baptist Med. Ctr., 6.50%, 05/01/2010	1,000,000	1,004,450
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	195,094
New Jersey Hlth. Care Facs. RB, St. Joseph’s Hosp. & Med. Ctr., 5.75%, 07/01/2016	3,390,000	3,462,648
Oklahoma Indl. Auth. Hlth. Sys. RRB:
Integris Baptist, 5.00%, 08/15/2014	2,000,000	2,030,980
Ser. A, 6.00%, 08/15/2018	1,725,000	1,822,876
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%, 08/01/2023	485,000	553,332
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,250,000	3,278,015
Tarrant Cnty., TX Hlth. Facs. Dev. Corp. RB, Texas Hlth. Resources Sys., Ser. A:
5.25%, 02/15/2022	6,600,000	6,809,946
5.75%, 02/15/2011	630,000	653,474
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp., Proj. A, 5.00%, 11/01/2011	805,000	806,876
Washington Hlth. Care Facs. RRB, SAVRS, 3.66%, 01/01/2029	22,600,000	22,600,000

		72,311,090

HOUSING 15.3%
Alaska Hsg. Fin. Corp. RB, Ser. A, 6.00%, 06/01/2027	865,000	876,504
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	425,000	428,910
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	555,000	556,160
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	415,000	416,170
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,730,000	357,764
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,615,000	5,123,250
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	210,000	192,119
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	405,000	416,223
California Hsg. Fin. Agcy. MHRB, Ser. A:
5.05%, 08/01/2011	100,000	102,844
5.95%, 08/01/2028	140,000	142,929
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	355,000	365,160
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	335,000	333,291
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	2,130,000	610,671
Ser. B-2, 7.00%, 05/01/2026	85,000	85,375
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	810,000	823,543
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	650,000	673,666
Delaware Hsg. Auth. RB, Ser. A, 6.00%, 07/01/2018	160,000	162,656
District of Columbia HFA RB:
Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	97,500	97,750
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	355,936
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,545,000	1,377,932
0.00%, 07/01/2030, (Insd. by FSA) ¤	3,235,000	660,263
Florida Oceanside Hsg. Dev. Corp. MHRRB, Ser. A, 6.875%, 02/01/2020	225,000	225,405
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	485,000	509,793

4

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	$1,200,000	$1,246,620
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	135,000	135,169
Ser. F2, 5.70%, 07/01/2010	215,000	216,423
Indiana SFHFA RB, 6.80%, 01/01/2017	515,000	527,478
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,240,000	2,245,354
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	40,000	40,853
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	720,426
Los Angeles, CA MHRB, Earthquake Rehabilitation Proj., Ser. B, 5.85%, 12/01/2027	980,000	989,790
Louisiana HFA SFHRB, AMT:
6.30%, 12/01/2019	245,000	246,014
6.30%, 06/01/2020	615,000	617,546
Ser. B-2, 5.55%, 06/01/2019	810,000	812,446
Ser. C-1, 5.60%, 12/01/2017	845,000	849,732
Louisiana Hsg. Fin. Agcy. SFHRB, Home Owner, Ser. C-2, 5.55%, 06/01/2035	355,000	361,457
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,499,990
Maryland Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	458,403
Ser. D, 5.375%, 09/01/2024	500,000	513,030
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RB, Ser. C, 5.625%, 07/01/2040	280,000	284,197
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	1,980,000	2,120,699
Meridian, MS Hsg. Auth. RB, Ser. A, 5.00%, 09/01/2025	1,000,000	1,041,590
Missouri Hsg. Dev. Commission RB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) ¤	370,000	254,357
New Hampshire HFA SFHRB:
AMT Mtge. Acquisition, Ser. B, 4.85%, 07/01/2015	460,000	474,863
Mtge. Acquisition, Ser. E, 4.65%, 07/01/2014	400,000	408,412
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	61,366
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	160,000	155,109
New York Mtge. Agcy. RB:
Ser. 67, 5.80%, 10/01/2028	22,625,000	22,884,056
Ser. 82, 5.10%, 04/01/2022	45,000	45,188
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	415,000	422,474
North Dakota HFA RB, 4.20%, 07/01/2011	520,000	522,969
Ohio HFA RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	165,000	166,348
Ohio HFA SFHRB, 0.00%, 01/15/2015 ¤	25,000	12,008
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	700,000	162,666
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,390,000	2,399,345
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	340,000	340,320
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	250,000	72,173
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,510,513
Ser. 70-A, 4.90%, 10/01/2010	400,000	407,188
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,835,000	6,201,205
Pinellas Cnty., FL HFA SFHRB, 6.25%, 10/01/2025	5,000	5,047
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,551
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	350,000	349,489
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	420,000	419,383
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RRB, 6.85%, 07/01/2024, (Insd. by MBIA)	3,000,000	3,036,810
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	204,192
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	124,683
Tennessee Hsg. Dev. Agcy. RB, 4.95%, 07/01/2007	1,000,000	1,003,180
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	205,000	214,469
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	401,752
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	955,000	977,433
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	45,000	46,076

		78,130,156

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 8.1%
Alabama Water PCRB, Ser. B, 5.375%, 08/15/2010	$450,000	$452,416
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,216,097
Alaska Indl. Dev. & Export Auth. RB, Ser. A:
5.60%, 04/01/2010, (Insd. by MBIA)	460,000	469,761
5.80%, 04/01/2013	7,265,000	7,420,471
Arkansas EDFA RB, Ser. B, 5.80%, 12/01/2020	500,000	511,890
Kentwood, MI Econ. Dev. Corp. RB Holland Home, Ser. A:
4.125%, 11/15/2007	250,000	249,952
4.25%, 11/15/2008	250,000	249,863
4.30%, 11/15/2009	300,000	299,754
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	190,000	193,599
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	201,736
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	790,000	788,862
New York Env. Facs. Corp. PCRRB, 5.50%, 06/15/2009	595,000	603,925
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	420,000	421,357
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,067,280
West Penn Power Co., 6.15%, 05/01/2015	10,000,000	10,168,200
Red River Auth., Texas PCRB, Southwestern Pub., 5.20%, 07/01/2011	250,000	252,210
South Dakota EDFA RB, 4.95%, 04/01/2009	315,000	316,723
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	157,246
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	167,600
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,995,000	9,240,384
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,545,252
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	441,052
		41,435,630
LEASE 1.3%
Golden Valley, CA Unified Sch. Dist. COP, 5.35%, 07/01/2027	2,250,000	2,292,525
Philadelphia, PA Indl. Dev. Lease Auth. RB, City of Philadelphia Proj., Ser. A, 5.375%, 02/15/2027	2,975,000	3,037,981
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	989,805
City Justice Ctr., 5.40%, 02/15/2012	375,000	379,267
		6,699,578
MISCELLANEOUS REVENUE 5.6%
Alaska Indl. Dev. & Export Auth. RRB, Ser. A, 5.25%, 04/01/2023	155,000	158,357
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,094,417
California Statewide CDA RB, SAVRS, 3.89%, 05/15/2029	1,500,000	1,500,000
Crossings at Fleming Island CDD Florida RB, Ser. A, 5.60%, 05/01/2012	1,695,000	1,806,158
Delaware Cnty., IN RRB, Edit Corp. Lease Rental, 5.00%, 12/01/2012	295,000	300,649
Delaware Hlth. Facs. Auth. RRB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2007	460,000	461,155
Fort Payne, AL Pub. Bldg. RB, 6.05%, 10/01/2016	160,000	167,251
Gulf Breeze, FL Local Govt. RB, FRN, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	6,344,509
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,648
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	290,000	295,203
New York Dorm. Auth. RB, 5.75%, 08/15/2022	160,000	163,491
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,650,000	2,709,069
New York, NY Local Govt. RRB, Ser. A, 5.50%, 04/01/2014	950,000	961,001
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	2,520,000	2,605,982
Riverside, VA Regl. Jail Auth. RB, 5.625%, 07/01/2007	155,000	155,989
West Virginia Sch. Bldg. Auth. RB, 5.50%, 07/01/2013	5,000,000	5,127,900
West Virginia Sch. Bldg. Auth. RRB, Capital Impt., Ser. B, 5.40%, 07/01/2017	100,000	102,511
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,246,519
		28,740,809

6

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.5%
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	$2,260,000	$2,318,737
Port Auth. of New York & New Jersey RB, Ser. 108, 5.40%, 07/15/2011	500,000	505,635

		2,824,372

POWER 2.6%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj.:
5.45%, 11/01/2023, (Insd. by MBIA)	225,000	226,310
Ser. A, 6.20%, 05/01/2026	805,000	808,107
M-S-R Pub. Power Agcy. RB, California San Juan Proj., Ser. B, 6.00%, 07/01/2022	605,000	645,366
North Carolina Muni. Power Agcy. Catawba Elec. RRB, Ser. A, 5.125%, 01/01/2017	1,000,000	1,021,070
Tacoma, WA Elec. Sys. RRB, 5.50%, 01/01/2014	750,000	765,997
Tulsa, OK Pub. Facs. Auth. Solid Waste Steam & Elec. RB, Ogden Martin Sys., Inc. Proj., 6.95%,
05/01/2007	100,000	100,280
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 3, Ser. A:
5.10%, 07/01/2010	1,000,000	1,024,340
5.25%, 07/01/2013	8,065,000	8,263,399
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	414,240

		13,269,109

PRE-REFUNDED 10.4%
California CDA COP, Kaiser Permanente, 5.30%, 12/01/2015	1,000,000	1,033,900
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,065
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,198,529
5.50%, 11/15/2012	4,035,000	4,121,914
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,390,000	2,448,244
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,408,470
Hamal CDD, Florida RB, 6.20%, 05/01/2015	500,000	532,105
Hollister, CA Fin. Auth. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	1,255,000	1,260,773
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	800,000	811,752
Jefferson Cnty., AL Sewer Construction RB, 6.75%, 03/01/2007	225,000	225,056
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	250,000	253,775
Tax Allocation, Ser. G, 6.75%, 07/01/2010	680,000	687,256
Louisiana Pub. Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,028,720
Louisiana Pub. Facs. Auth. RRB, Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	81,962
Maricopa Cnty., AZ IDRB, 6.625%, 07/01/2026	2,500,000	2,556,425
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,525,155
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%, 06/01/2011	2,800,000	2,933,336
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%, 09/01/2016	3,900,000	4,008,927
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,100,000	1,133,076
New York Dorm. Auth. RRB, North Gen. Hosp., 5.10%, 02/15/2011, (Insd. by MBIA)	650,000	684,970
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	400,000	407,012
Northwest Arkansas Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,925,000	4,135,851
Oklahoma Auth. Hlth. Sys RB, Baptist Center, Ser. C, 6.375%, 08/15/2009	2,500,000	2,530,625
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	173,920
Ontario, CA Redev. Fin. Auth. Tax RB, 5.80%, 08/01/2023	1,500,000	1,750,200
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	336,759
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 ¤	45,000	41,905
San Antonio, TX Elec. & Gas RRB, Ser. 2000:
5.00%, 02/01/2017	100,000	107,259
6.00%, 02/01/2008	100,000	102,078
Santa Barbara, CA COP, Fact Retirement Svcs., 5.85%, 08/01/2015	325,000	332,101
Santa Clara Cnty., CA East Side Unified Sch. Dist. RB, Ser. E, 5.00%, 09/01/2023	5,400,000	5,432,832
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	585,000	585,702
St. Paul, MN Hsg. Redev. Auth. RRB, Tax Increment Downtown & Seventh Place Proj., 5.40%,
09/01/2008	150,000	150,015

7

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Stockton, CA Hsg. Facs. RB, O’Conner Woods Proj. A, 5.20%, 03/20/2009	$475,000	$475,660
University of Texas RRB, 6.50%, 08/15/2007	1,760,000	1,780,451
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,412,627
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	410,000	413,633
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	143,372
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022	1,000,000	1,002,390

		53,268,802

PUBLIC FACILITIES 1.1%
Austin, TX Convention Enterprise RB:
6.60%, 01/01/2021	2,000,000	2,204,300
6.70%, 01/01/2028	500,000	552,850
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014	600,000	604,194
San Francisco, CA City & Cnty. Redev. Agcy. Hotel RB, 6.50%, 07/01/2008	600,000	601,458
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	425,382
Washoe Cnty., NV Reno/Sparks Convention Ctr. RB, 5.375%, 07/01/2008	1,350,000	1,351,890

		5,740,074

RESOURCE RECOVERY 0.7%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%, 01/01/2008, (Insd. by AMBAC)	500,000	505,475
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	930,000	949,893
5.50%, 11/15/2012	920,000	939,679
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	229,727
5.50%, 10/01/2013	300,000	305,745
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,143
Pasco Cnty., FL Solid Waste RB:
6.00%, 04/01/2010	400,000	425,004
Ser. B, 5.25%, 04/01/2009	100,000	101,030

		3,721,696

SALES TAX 1.3%
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	520,561
Fishhawk, FL CDD RRB, 5.25%, 05/01/2018, (Insd. by MBIA)	3,530,000	3,860,902
Metropolitan Pier & Expo. Auth. RB, Illinois Dedicated State Tax:
5.125%, 06/01/2012	1,000,000	1,013,380
5.50%, 06/01/2011	500,000	502,225
Orange Cnty., FL RRB, Tourist Dev. Tax, 5.125%, 10/01/2020	120,000	122,141
San Francisco, CA City & Cnty. Fin. Auth. Tax Allocation RRB, Redev. Proj., Ser. B, 4.75%, 08/01/2017	275,000	275,212
Santa Margarita & Dana Point, California Auth. RB, Ser. A, 5.50%, 08/01/2012	200,000	205,800

		6,500,221

STUDENT LOAN 0.9%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,462,377
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,819,484
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	770,000	772,795
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	440,000	440,264

		4,494,920

TOBACCO REVENUE 2.3%
California Tobacco Securitization Corp. RB, Enhanced Asset-Backed, Ser. A, 5.00%, 06/01/2017	200,000	200,710
California Tobacco Securitization Corp. RRB, Enhanced Asset-Backed, Ser. A:
5.00%, 06/01/2015	2,600,000	2,603,068
5.00%, 06/01/2016	1,115,000	1,116,316
Puerto Rico Tobacco Settlement RRB, Children’s Trust Fund, 5.375%, 05/15/2033	995,000	1,038,700

8

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE continued
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	$4,000,000	$4,269,960
6.25%, 06/01/2042	1,500,000	1,620,780
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	150,000	167,334
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C, 5.00%, 06/01/2011	815,000	815,929

		11,832,797

TRANSPORTATION 1.3%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Ser. 1995, 5.50%, 01/01/2026	1,470,000	1,486,979
Florida Port Fin. Commission RB, State Trans. Trust Fund:
5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,023,500
5.375%, 06/01/2027	100,000	101,315
Louisiana Regl. Trans. Auth. RB, 5.00%, 05/01/2007	500,000	501,135
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	178,687
Miami, OH Valley Regl. Trans. Auth., Ltd. Tax RB, 5.10%, 12/01/2008	330,000	330,340
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,387,086
Port Auth. of New York & New Jersey Spl. Obl. RB, Ser. 103, 5.125%, 12/15/2011	1,215,000	1,222,545
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	400,820

		6,632,407

UTILITY 1.4%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2007	40,000	40,035
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,014
Cuyahoga Cnty., OH Util. Sys. RRB, Med. Ctr. Proj., Ser. B, 5.85%, 08/15/2010	1,190,000	1,200,377
Philadelphia, PA RB, Water & Wastewater, Ser. A, 5.125%, 08/01/2027	835,000	855,432
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	575,978
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,754,892

		7,431,728

WATER & SEWER 1.2%
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	2,945,000	2,955,514
Chester, PA Water Auth. RB, 5.05%, 12/01/2022	500,000	501,585
Colorado River, TX Muni. Water Dist. RRB, 5.00%, 01/01/2013	250,000	250,255
Fairfax Cnty., VA Water Auth. RB, 6.00%, 04/01/2022	250,000	255,480
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	250,000	254,032
Hollister, CA Joint Power Fin. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	1,330,000	1,336,770
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	310,000	338,861
New Jersey EDA Water Facs. RB, New Jersey American Water Co. Proj., Ser. B, 5.50%, 06/01/2023	230,000	230,285

		6,122,782

Total Municipal Obligations (cost $501,682,796)		504,458,404

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø (cost $2,865,458)	2,865,458	2,865,458

Total Investments (cost $504,548,254) 99.1%		507,323,862
Other Assets and Liabilities 0.9%		4,605,456

Net Assets 100.0%		$511,929,318

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

9

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BIG	Bond Investors Guarantee
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of February 28, 2007:

Texas	13.1%
New York	9.9%
California	8.0%
Washington	7.9%
Illinois	6.2%
Florida	5.9%
Massachusetts	5.8%
West Virginia	3.8%
Louisiana	2.9%
Pennsylvania	2.9%
Alaska	2.7%
Connecticut	2.7%
New Jersey	2.7%
Arizona	2.1%
Indiana	1.9%
Ohio	1.9%
North Carolina	1.6%
District of Columbia	1.5%
Oklahoma	1.5%
Arkansas	1.4%
Michigan	1.4%
Rhode Island	1.2%
Alabama	1.0%
Oregon	1.0%
Utah	0.8%
Minnesota	0.7%
Montana	0.6%
South Carolina	0.6%
Georgia	0.5%
Kentucky	0.5%
Maryland	0.5%
Mississippi	0.4%
Missouri	0.4%
Wisconsin	0.4%
Colorado	0.3%
Nebraska	0.3%
Nevada	0.3%
Puerto Rico	0.3%
Tennessee	0.3%
Virginia	0.3%
Hawaii	0.2%
Kansas	0.2%
New Hampshire	0.2%
Delaware	0.1%
Idaho	0.1%
Maine	0.1%
North Dakota	0.1%
South Dakota	0.1%
Non-state specific	0.7%

100.0

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $504,847,664. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,158,589 and $1,682,391, respectively, with a net unrealized appreciation of $2,476,198.

10

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ Dennis H. Ferro

Dennis H. Ferro,

Principal Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro

Dennis H. Ferro,

Principal Executive Officer

Date: April 27, 2007

By:	/s/ Kasey Phillips

Kasey Phillips

Principal Financial Officer

Date: April 27, 2007